COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 09, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) lawsuit	Dec. 31, 2023 USD ($)	May 06, 2013 USD ($)
DBCP Cases
0.317
Damages claimed			$ 17,800.0
Number of cases resulted in judgments | lawsuit			24
Pending lawsuits | lawsuit			180
Former Shell Site
0.317
Estimated possible loss					$ 310.0
Former Shell Site | Shell
0.317
Lawsuit related costs incurred	$ 266.6
Former Shell Site | BHC
0.317
Percentage of defendant's lawsuit costs attributable to other party	0.500
Lawsuit related costs incurred	$ 133.3
Former Shell Site, Costs Associated With Lawsuit
0.317
Estimated possible loss					$ 90.0
Former Shell Site, Costs Associated With Lawsuit | BHC
0.317
Loss Contingency, Damages Awarded, Value		$ 26.7
Unfavorable Regulatory Action
0.317
Estimated possible loss			$ 20.0
Letter Of Credit, Bank And Surety Bonds
0.317
Guarantees			55.0	$ 48.6
Bank Borrowings And Equity Method Investments
0.317
Guarantees			$ 4.9	$ 6.4
0.297 | Labor Force Concentration Risk
0.317
Percentage of employees covered by collective bargaining agreements			29.70%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
0.317
Percentage of employees covered by collective bargaining agreements			31.70%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
0.317
Percentage of employees covered by collective bargaining agreements			68.30%
Minimum
0.317
Guarantee term			1 year
Maximum
0.317
Guarantee term			20 years